Summary of significant accounting policies	12 Months Ended
Dec. 31, 2019
Summary of significant accounting policies
Summary of significant accounting policies

2      Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

a) Basis of preparation

The consolidated financial statements of the Group (“consolidated financial statements”) have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.

The consolidated financial statements have been prepared on a historical cost basis except for any financial assets or liabilities and share based compensation plan, which have been measured at fair value. The consolidated financial statements are presented in euros and all values are rounded to the nearest thousand (€000), except when otherwise indicated.

b) Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. The financial statements of the subsidiaries are prepared for the same reporting year as the Company, using consistent accounting policies.

Subsidiaries are those investees that the Group controls because the Group (i) has power to direct relevant activities of the investees that significantly affect their returns, (ii) has exposure, or rights, to variable returns from its involvement with the investees, and (iii) has the ability to use its power over the investees to affect the amount of investor’s returns. The existence and effect of substantive rights, including substantive potential voting rights, are considered when assessing whether the Group has power over another entity. For a right to be substantive, the holder must have practical ability to exercise that right when decisions about the direction of the relevant activities of the investee need to be made. The Group may have power over an investee even when it holds less than majority of voting power in an investee. In such a case, the Group assesses the size of its voting rights relative to the size and dispersion of holdings of the other vote holders to determine if it has de-facto power over the investee. Protective rights of other investors, such as those that relate to fundamental changes of investee’s activities or apply only in exceptional circumstances, do not prevent the Group from controlling an investee. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Assets, liabilities, revenue and expense of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary. A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction. If the Group loses control over a subsidiary, it derecognizes the related assets, liabilities, non-controlling interest and other components of equity, while any resultant gain or loss is recognized in profit or loss. As of December 31, 2019 and 2018, the Group consolidated 71 and 78 subsidiaries, respectively.

c) Current versus non-current classification

The Company presents assets and liabilities in the consolidated statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized or intended to be sold or consumed in the normal operating cycle, held primarily for the purpose of trading or expected to be realized within twelve months after the reporting period. Cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is expected to be settled in the normal operating cycle, it is held primarily for the purpose of trading, it is due to be settled within twelve months after the reporting period, or there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. All other liabilities as non-current.

d) Property and equipment

Property and equipment are stated at cost less accumulated depreciation and any impairment losses.

Costs of minor repairs and maintenance are expensed when incurred. The cost of replacing major parts or components of property and equipment items are capitalized and the replaced part is written off.

Whenever events or changes in market conditions indicate a risk of impairment of property and equipment, management estimates the recoverable amount, which is determined as the higher of an asset’s fair value less costs to sell and its value in use. The carrying amount is reduced to the recoverable amount and the impairment loss is recognized in profit or loss for the year.

Depreciation on items of property and equipment is calculated using the straight-line method over their estimated useful lives, as follows:

Useful life in years
Buildings	Up to 40
Transportation equipment	5 to 8
Technical equipment and machinery	3 to 10
Furniture and office equipment	5 to 15
Leasehold improvements	Shorter of useful life and the term of the underlying lease

The assets’ useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period. A recognized item of property and equipment and any significant part derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the statement of operations when the asset is derecognized.

e) Leases

Accounting policy applied in the years ended December 31, 2018 and December 31, 2017:

The determination of whether an arrangement is (or contains) a lease is based on the substance of the arrangement at the inception of the lease. The arrangement is, or contains, a lease if fulfilment of the arrangement is dependent on the use of a specific asset (or assets) and the arrangement conveys a right to use the asset (or assets), even if that asset is (or those assets are) not explicitly specified in an arrangement.

Leases are classified as either finance or operating leases. Leases that transfer substantially all the risks and rewards incidental to ownership of assets are accounted for as a finance lease, resulting in the recognition of an asset and incurrence of a lease liability at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments (net of any incentives received from the lessor) are recognized in the statement of operations on a straight-line basis over the lease term. The Group had no finance leases during 2018 and 2017.

Accounting policy applied since January 1, 2019 (Note 4):

The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Group only acts as a lessee.

Group as a lessee

The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:

●	Offices and Warehouses - 2 to 10 years
●	Motor vehicles and other equipment 2 to 6 years

Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including, in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

f) Intangible assets

The Group’s intangible assets have definite useful lives and primarily include capitalized software licenses. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and impairment losses. Acquired software licenses and patents are capitalized on the basis of the costs incurred to acquire and bring them to use.

Intangible assets are amortized using the straight-line method over their useful lives:

Useful life in years
Acquired software licenses	1 to 3

The amortization expense on intangible assets is recognized in the statement of operations in the expense category that is consistent with the function of the intangible assets. If impaired, the carrying amount of intangible assets is written down to the higher of value-in-use and fair value less costs to sell.

g) Financial instruments – initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. Due to the short-term nature of our financial instruments the carrying value approximates fair value.

Financial assets

The Group has financial assets in the form of bank deposits, trade notes and accounts receivable and other receivables.

Initial recognition and subsequent measurement

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component, the Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component are measured at the transaction price determined under IFRS 15.

In order for a financial asset to be classified and measured at amortized cost, cash flows need to arise as ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

Trade notes and accounts receivable are subsequently measured at amortized cost using the effective interest rate method.

Impairment

The Group recognizes an allowance for expected credit losses (“ECLs”) applying the simplified method permitted by IFRS 9 for trade receivables. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. Using the practical expedient that is allowed by the standard, the Group has established a provision matrix that is based on its historical credit loss experience for the past 2 years, adjusted for forward-looking factors specific to the debtors and the economic environment, which will be adjusted every reporting date based on economic conditions.

To calculate ECL, the group has calculated historical loss rates for the last 2 years for which data was available, adjusted by a forward-looking factor of 10%, which incorporated several macroeconomic elements such as the countries’ GDP, inflation and unemployment rates. The ECL charge is recognized within General and administrative expense.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Financial liabilities

The Group has financial liabilities in the form of trade and other payables that are initially recognized at fair value which primarily represents the original invoiced amount. They are subsequently measured at amortized cost using the effective interest method. Trade and other payables are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expired.

Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

h) Impairment of non-financial assets

The Group assesses, at each reporting date, whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or cash-generating-unit’s (CGU) fair value less costs of disposal and its value-in-use. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

i) Inventories

Inventories are valued at the lower of cost or net realizable value. Cost of inventory is determined on first-in-first out basis (FIFO) method. The cost of inventory includes purchase costs and costs incurred to bring the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, less estimated costs of completion and the estimated costs necessary to make the sale. Impairment losses, if any, due to obsolete materials and slow inventory movement have been deducted from the carrying amount of the inventories.

j) Cash and cash equivalents and term deposits

Cash and cash equivalents include cash in hand, deposits held at call with banks, and other short-term highly liquid investments with original maturities of three months or less, for which the risk of changes in value is insignificant.

Term deposits are deposits placed with banks with an original maturity of more than three months and, therefore, not included as ‘cash and cash equivalents’ in the statement of financial position and consolidated statement of cash flows.

k) Value added tax

Output value added tax (“VAT”) related to sales is payable to tax authorities on the earlier of (a) collection of receivables from consumers or (b) delivery of goods or services to consumers. Input VAT is generally recoverable against output VAT upon receipt of the VAT invoice. VAT related to sales and purchases is recognized in the statement of financial position on a gross basis and disclosed separately as an asset and liability. Where a provision has been made for impairment of receivables, the gross amount of the debtor, including VAT, is provided for.

l) Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) because of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. When the Group expects some or all provision to be reimbursed, for example, under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.

The expense relating to a provision is presented in the consolidated statement of operations and comprehensive income (loss) net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, when appropriate, the risks specific to the liability. When discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

m) Foreign currency translation

Functional and presentation currencies

Amounts included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The consolidated financial statements are presented in Euros (EUR), which is the Group’s presentation currency.

Transactions and balances

Transactions in foreign currencies are initially recorded by the Group’s entities at their respective functional currency spot rates at the date the transaction first qualifies for recognition. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rates of exchange at the reporting date.

Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statement of operations within finance costs and finance income.

The Group considers that monetary long-term receivables or loans for which settlement is neither planned nor likely to occur in the foreseeable future is, in substance, a part of the entity’s net investment in that foreign operation. The related foreign exchange differences and income tax effect of the foreign exchange differences are included in the exchange difference on net investment in foreign operations within equity. In case of repayment, the Group has elected to maintain exchange differences in equity until disposal of the foreign operation. On disposal of a foreign operation, the deferred cumulative amount recognized in equity relating to that particular foreign operation is reclassified to the consolidated statement of comprehensive income (loss).

The following tables present currency translation rates against the Euro for the Group’s most significant operations.

		2019
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	133.22	133.06
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	18.80	17.96
Ghana	Cedi (Ghana) (GHS)	5.98	6.38
Kenya	Kenyan Shilling (KES)	113.01	112.54
Morocco	Moroccan Dirham (MAD)	10.69	10.61
Nigeria	Naira (NGN)	402.40	404.90
Rwanda	Rwanda Franc (RWF)	1,005.63	1,042.62
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	16.15	15.75
Tunisia	Tunisian Dinar (TND)	3.22	3.12
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,573.85	2,558.61
Uganda	Uganda Shilling (UGX)	4,115.60	4,078.89
United Arab Emirates	UAE Dirham (AED)	4.11	4.12
United States of America	US Dollars (USD)	1.12	1.12

		2018
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	137.24	135.02
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	21.00	20.46
Ghana	Cedi (Ghana) (GHS)	5.51	5.55
Kenya	Kenyan Shilling (KES)	118.63	115.77
Morocco	Moroccan Dirham (MAD)	11.04	10.89
Nigeria	Naira (NGN)	424.60	415.46
Rwanda	Rwanda Franc (RWF)	1,006.49	995.64
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	15.60	16.46
Tunisia	Tunisian Dinar (TND)	3.09	3.35
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,678.57	2,625.28
Uganda	Uganda Shilling (UGX)	4,373.73	4,226.75
United Arab Emirates	UAE Dirham (AED)	4.34	4.20
United States of America	US Dollars (USD)	1.18	1.14

		2017
Country	Currency	Average Rate	Year-end Rate
Algeria	Algerian Dinar (DZD)	124.87	137.13
Cameroon	CFA Franc BEAC (XAF)	655.96	655.96
Ivory Coast	CFA Franc BCEAO (XOF)	655.96	655.96
Egypt	Egyptian Pound (EGP)	20.12	21.26
Ghana	Cedi (Ghana) (GHS)	4.95	5.42
Kenya	Kenyan Shilling (KES)	114.99	122.47
Morocco	Moroccan Dirham (MAD)	10.81	11.18
Nigeria	Naira (NGN)	375.90	426.92
Rwanda	Rwanda Franc (RWF)	930.62	1,001.13
Senegal	CFA Franc BCEAO (XOF)	655.96	655.96
South Africa	Rand (ZAR)	15.02	14.80
Tunisia	Tunisian Dinar (TND)	2.71	2.94
United Republic Of Tanzania	Tanzanian Shilling (TZS)	2,491.24	2,676.82
Uganda	Uganda Shilling (UGX)	4,036.54	4,329.02
United Arab Emirates	UAE Dirham (AED)	4.15	4.40
United States of America	US Dollars (USD)	1.13	1.20

Translation into presentation currency

On consolidation, the results and financial position of all the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

i.	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of that statement of financial position;
ii.	Income and expense for each item of the statement of comprehensive income (loss) are translated at average exchange rates;

All resulting exchange differences arising on translation for consolidation are recognized in other comprehensive income.

n) Revenue from contracts with customers

The Group generates revenue primarily from commissions, sale of goods, fulfillment, marketing and advertising, logistics, payment processing and provision of other services.

Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services.

The Group evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or a net basis, which requires Management judgment. In performing their analysis, the Group considers first whether it controls the goods before they are transferred to the customers and if it has the ability to direct the use of the goods or obtain benefits from them. The Group also considers the following indicators:

-The latitude in establishing prices and selecting suppliers

-The inventory risk borne by the Group before and after the goods have been transferred to the customer

When the Group is primarily obliged in a transaction, subject to inventory risk, has, or has several but not all of the indicators, the Group acts as principal and revenue is recorded on a gross basis. When the Group is not the primary obligor, does not bear the inventory risk and does not have the ability to establish price, the Group acts as agent and revenue is recorded on a net basis.

Revenue recognition policies for each type of revenue stream are as follows:

(1) Commissions

This revenue is related to the online selling platform which provides sellers the ability to sell goods directly to consumers. In this case, Jumia generates a commission fee (normally a percentage of the selling price) which is based on agreements with the sellers. Jumia’s performance obligation with respect to these transactions is to arrange the transaction through the online platform, however the Group does not have any discretion in setting the price of the goods to be sold, nor does it bear any inventory risk for the goods to be shipped to the customer. As such, the Group is considered to be an agent in these transactions and recognizes revenue on a net basis for the agreed upon commission at the point in time when the goods or services are delivered to the end customer.

(2) Sales of goods

Revenue from sales of goods relates to transactions where Jumia acts directly as the seller, where it enters into an agreement with a consumer to sell goods. These goods are sold for a fixed price as determined by the Group and the Group bears the obligation to deliver those goods to the consumer. As such, the Group is considered to be the principal in these transactions and recognizes sales on a gross basis for the selling price at the point in time when the goods are delivered to the consumer. The delivery of the goods is not a separate performance obligation, as the consumer cannot benefit from the goods without the delivery, which must be performed by Jumia. Therefore, revenue for goods and delivery are recognized at a point in time.

(3) Fulfillment

The Group provides certain fulfillment services to the sellers, and generally charges a “delivery fee” to consumers. Fulfillment services provided to sellers are agreed contractually with each seller and recognized according to the actual consumption of such services. The price for such fulfillment services are defined at the time of purchase through the Jumia platform, and the Group has unilateral power in establishing these fulfillment services. The Group is therefore the principal in these transactions and fulfillment fees are recognized on a gross basis in revenue. The revenue from fulfillment services is recognized at a point in time.

(4) Marketing and advertising

The Group provides advertising services to non-vendors, such as performance marketing campaigns, placing banners on the Jumia platform or sending newsletters. The advertising services are contractually agreed with the advertisers. As Jumia establishes pricing and is primarily obliged to deliver these advertising services, revenue is recognized on a gross basis. The campaigns and banners can be run for a short period as well as be spread over a year and are therefore recognized at a point in time or over the period.

(5) Other services

The Group provides other services to its sellers for which it charges fees such as logistics services, marketing services for marketplace sellers and packaging of products ahead of shipment. As Jumia establishes pricing, revenue is recognized on a gross basis. Revenue for logistics is recognized over time as the performance obligation is being performed while revenue for marketing services and packaging of products is recognized when the respective service is completed.

Variable consideration

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved.

The Group uses the expected value method to estimate the variable consideration given the large number of contracts that have similar characteristics. The Group then applies the requirements on constraining estimates of variable consideration in order to determine the amount of variable consideration that can be included in the transaction price and recognized as revenue. A refund liability is recognized for the goods that are expected to be returned (i.e., the amount not included in the transaction price).

Cost to obtain a contract

The Group pays sales commission or fees to parties for each contract that they obtain. The Group applies the optional practical expedient to immediately expense costs to obtain a contract if the amortization period of the asset that would have been recognized is one year or less. As such, sales commissions and fees are immediately recognized as an expense and included as part of marketing costs.

o) Fulfillment expense

Fulfillment expense represents those expenses incurred in operating and staffing the Group’s fulfillment and consumer service centers, including expense attributable to procuring, receiving, inspecting, and warehousing inventories and picking, packaging, and preparing consumer orders for shipment, including packaging materials. Fulfillment expense also include expense relating to consumer service operations and amounts paid to third parties who assist us in fulfillment and consumer service operations.

p) Sales and advertising expense

Sales and advertising expenses represent expenses associated with the promotion of our marketplace and include online and offline marketing expenses, promotion of the brand through traditional media outlets, certain expense related to our consumer acquisition and engagement activities and other expense associated with our market presence.

q) Technology and content expense

Technology and content expenses consist principally of research and development activities, including wages and benefits, for employees involved in application, production, maintenance, operation for new and existing goods and services, as well as other technology infrastructure expense.

r) Employee benefits

Short-term benefits

Wages, salaries, paid annual leave and sick leave, bonuses, and other benefits (such as health services) are accrued in the year in which the associated services are rendered by the employees of the Group.

s) Share-based compensation

The Group operates equity-settled share-based payment plans, under which directors and employees receive a compensation in form of equity instrument or equity derivative of the Company or one of its subsidiaries for the services provided. Awards are granted with service and/or performance vesting conditions.

The total amount to be expensed for services received is determined by reference to the grant date fair value of the share-based payment award made. For share-based payment awards, we analyze whether the exercise price paid (or payable) by a participant, if any, exceeds the estimated market price of the underlying equity instruments at the grant date. Any excess of (i) the estimated market value of the equity instruments and (ii) the exercise price results in share-based payment expense.

The excess of the fair value and the exercise price, as determined at the grant date is expensed as employee benefits expense on a straight-line basis over the vesting period, based on management’s estimate of the number of awards that will eventually vest, with a corresponding credit to equity. For awards with graded-vesting features, each instalment of the award is treated as a separate grant (i.e., each instalment is separately expensed over the related vesting period). Option awards issued by the Group are initially measured using Black-Scholes valuation model on the grant date and are not subsequently re-measured.

No expense is recognized for awards that do not ultimately vest such as in the case of an award forfeited by an employee due to failure to satisfy the vesting conditions. When an award is cancelled (other than by forfeiture for failure to satisfy the vesting conditions) during the vesting period, it is treated as an acceleration of vesting, and the entity recognizes immediately the amount that would otherwise have been recognized for services received over the remainder of the vesting period. When an award is surrendered by an employee (other than by forfeiture for failure to satisfy the vesting conditions), it is accounted for as a cancellation.

When new equity instruments are granted during the vesting period of the currently vesting awards, and on the date that they are granted, they are identified as replacement of the currently vesting awards, they are treated as a modification. The incremental fair value of replacement awards is recognized over its vesting period, and the replaced awards continue to be expensed as scheduled.

t) Income taxes

The income tax charge comprises of current tax and deferred tax and is recognized in profit or loss for the year, unless it relates to transactions that are recognized directly in equity.

Current taxes are measured at the amount expected to be paid to or recovered from the taxation authorities on the taxable profits or losses based on the prevailing tax rates on the reporting date and any adjustments to taxes payable in previous years. Taxable profits or losses are based on estimates if financial statements are authorized prior to filing relevant tax returns. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

The calculation of deferred taxes is based on the balance sheet liability method that refers to the temporary differences between the tax bases of assets and liabilities and their carrying amounts. The method of calculating deferred taxes depends on how the asset’s carrying amount is expected to be realized and how the liabilities will be paid. However, in accordance with the initial recognition exemption, deferred taxes are not recorded for temporary differences on initial recognition of an asset or a liability in a transaction other than a business combination if the transaction, when initially recorded, affects neither accounting nor taxable profit. Deferred taxes are measured at tax rates enacted or substantively enacted at the end of the reporting period. Deferred tax assets are offset against deferred tax liabilities if the taxes are levied by the same taxation authority and the entity has a legally enforceable right to offset current tax assets against current tax. Deferred tax assets for deductible temporary differences and tax loss carry forwards are recorded only to the extent that they are believed to be recoverable.

u) Segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM), which are the same figures as those presented in the statement of operations. The chief operating decision maker is comprised of two Co-CEOs and the CFO. In the periods presented, the Group had one operating and reportable segment, an e-Commerce platform. Although the e-Commerce platform consists of different business platforms of the Group, the CODM makes decisions as to how to allocate resources based on the long-term growth potential of the

Company as determined by market research, growth potential in regions, and various internal key performance indicators. The Group’s geographical distribution of revenue and property and equipment was as follows:

Revenue	For the year ended
in thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
West Africa(1)	68,919	65,655	44,934
North Africa(2)	57,238	36,947	28,434
East and South Africa(3)	32,839	25,947	16,808
Portugal	43	509	2,067
France	—	—	623
United Arab Emirates	49	—	—
Germany	1,320	—	188
Total	160,408	129,058	93,054

Property and equipment	As of
in thousands of EUR	December 31, 2019	December 31, 2018
West Africa(1)	5,201	2,552
North Africa(2)	4,878	1,620
East and South Africa(3)	6,243	680
Portugal	986	109
United Arab Emirates	82	58
Germany	44	1
Total	17,434	5,020
(1)	West Africa covers Nigeria, Ivory Coast, Senegal, Cameroon and Ghana.
(2)	North Africa covers Egypt, Tunisia, Morocco and Algeria.
(3)	East and South Africa covers Kenya, Tanzania, Uganda, Rwanda and South Africa.

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